Subsequent Events - Additional Information (Details) - USD ($)					1 Months Ended
	Jul. 25, 2022	Jun. 19, 2022	Jun. 03, 2022	Apr. 01, 2022	Jul. 31, 2022	May 13, 2022	May 10, 2022	Mar. 31, 2022	Mar. 18, 2022	Sep. 02, 2021	Jun. 25, 2021	Jun. 24, 2021	Apr. 30, 2021	Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued										102,952,766	3,367,409	19,111,119	80,000,000
Conversion of class B ordinary shares into class A ordinary shares									83,000
Accounts payable and accrued liabilities								$ 1,115,473						$ 496,626
Major Ordinary Share Transactions
Disclosure of non-adjusting events after reporting period [line items]
Accounts payable and accrued liabilities				$ 154,524
Conversion of restricted share units for class A shares				54,300
Major Ordinary Share Transactions | Anne Rosemary Scott Foster Ann Mary Catherine Shaw Alexander Tarrant Shaw Michael Shaw and Giuseppe Capozzo
Disclosure of non-adjusting events after reporting period [line items]
Conversion of class B ordinary shares into class A ordinary shares			1,821,327
Major Ordinary Share Transactions | James Foster Tomasz George Cameron Shaw and Mark Ternouth
Disclosure of non-adjusting events after reporting period [line items]
Conversion of class B ordinary shares into class A ordinary shares		5,122,432
Conversion of class B ordinary shares into class A ordinary shares description		On June 19, 2022, James Foster, Tomasz George, Cameron Shaw and Mark Ternouth requested to convert an aggregate of 5,122,432 class B ordinary shares into class A ordinary shares on a 1 to 1 basis
Class A Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Issued share capital		10,024,098
Class A Ordinary Shares | Major Ordinary Share Transactions | Laith Yakob
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued							7,547
Par value per share							$ 2.65
Class A Ordinary Shares | Major Ordinary Share Transactions | Thomas Bolther
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued						40,000
Par value per share						$ 2.65
Class B Ordinary Shares To Class A Ordinary Shares | Major Ordinary Share Transactions | Anne Rosemary Scott Foster Ann Mary Catherine Shaw Alexander Tarrant Shaw Michael Shaw and Giuseppe Capozzo
Disclosure of non-adjusting events after reporting period [line items]
Conversion of class B ordinary shares into class A ordinary shares description			On June 3, 2022, Anne Rosemary Scott Foster, Ann Mary Catherine Shaw, Alexander Tarrant Shaw, Michael Shaw and Giuseppe Capozzo converted an aggregate of 1,821,327 class B ordinary shares into class A ordinary shares on a 1 to 1 basis.
IPO | Major Ordinary Share Transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	1,350,000
Par value per share	$ 0.0001
Gross proceeds	$ 7,762,500
Underwriting discounts and commissions	543,375
Offering expenses	169,469
Net proceeds	$ 7,049,656,000,000
Payments, fees or expenses paid, directly or indirectly, to any officers, directors or their associates, holders of 10% or more of any class of equity securities or other affiliates					$ 0
Ordinary shares issued price per share	$ 5.00
Exercise of overallotment option to purchase ordinary shares	202,500